Summary of Intangible Assets Subject to Amortization Recorded Due to Acquisition (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2012 Customer relationships	Mar. 31, 2012 Other intangible assets	Jul. 11, 2011 Unimerco Group A/S	Jul. 11, 2011 Unimerco Group A/S Customer relationships	Jul. 11, 2011 Unimerco Group A/S Unpatented technology	Jul. 11, 2011 Unimerco Group A/S Trademark	Jul. 11, 2011 Unimerco Group A/S Other intangible assets	Jan. 21, 2009 TA Triumph-Adler AG	Jan. 21, 2009 TA Triumph-Adler AG Customer relationships	Jan. 21, 2009 TA Triumph-Adler AG Other intangible assets	Feb. 01, 2012 Optrex Corporation	Feb. 01, 2012 Optrex Corporation Customer relationships	Feb. 01, 2012 Optrex Corporation Other intangible assets	Feb. 01, 2012 Optrex Corporation Technology
Acquired Finite-Lived Intangible Assets [Line Items]
Acquired intangible assets	¥ 19,588	¥ 6,690	¥ 6,960	¥ 7,691	¥ 3,296	¥ 2,735	¥ 1,318	¥ 342	¥ 10,290	¥ 9,885	¥ 405	¥ 4,124	¥ 3,233	¥ 474	¥ 417